Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Aug. 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 21, 2020
Disclosure of transactions between related parties [Line Items]
Other income		$ 1,173	$ 717	$ 1,817
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Income from discharge of liability				1,537
Other income				$ 1,537
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Secured loan procured					$ 6,000
Pacific Electric Wire & Cable Co., Ltd. [Member] | Loan Outstanding with Related Party [Member]
Disclosure of transactions between related parties [Line Items]
Secured loan period	12 months
Secured loan fixed interest rate	3.00%
Sigma Cable Company (Private) Limited [Member] | Pacific Electric Wire & Cable Co., Ltd. [Member] | Loan Outstanding with Related Party [Member]
Disclosure of transactions between related parties [Line Items]
Secured loan pledging ownership percentage	98.30%
Bottom of range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party		1.23%	3.09%
Top Of Range [Member] | PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Interest rates on the balance due to related party		2.90%	3.79%